Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2020
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Personnel expenses	$22,461	$28,299	$49,382	$59,491
Share-based compensation	14,752	18,615	32,509	36,028
Travel expenses	1,487	4,605	5,280	8,859
Professional services	5,814	5,115	11,503	11,339
Office expenses	3,082	3,296	6,482	6,795
Other expenses	5,317	4,613	12,341	8,904
	$52,913	$64,543	$117,497	$131,416